Annual Operating Expenses {- Fidelity SAI High Income Fund} - 04.30 Fidelity SAI High Income Fund PRO-04 - Fidelity SAI High Income Fund - Fidelity SAI High Income Fund	Jun. 29, 2022
Operating Expenses:
Management fee	0.55%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.05%
Total annual operating expenses	0.60%